Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 601,445	$ 365,161
Prepaid expenses	34,414	97,817
Total current assets	635,859	462,978
Other long term assets	250,000	0
Total assets	885,859	462,978
Current liabilities:
Accounts payable	383,356	324,966
Other liabilities	78,524	75,933
Total current liabilities	461,880	400,899
Total liabilities	$ 461,880	$ 400,899
Commitments and contingencies
Stockholders' equity:
Preferred stock value
Common Stock, $0.0001 par value; 340,000,000 shares authorized; 245,353,270 and 211,419,937 shares issued and outstanding in 2015 and 2014, respectively	$ 24,535	$ 21,142
Additional paid-in capital	36,571,982	32,263,890
Accumulated deficit	(36,172,538)	(32,222,953)
Total stockholders' equity	423,979	62,079
Total liabilities and stockholders' equity	$ 885,859	$ 462,978
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock value